Average Annual Total Returns - Pacific Growth	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		MSCI All Country Asia ex Japan Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI All Country Asia ex Japan Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI All Country Asia ex Japan Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Lipper Pacific ex-Japan Funds Index 1 Year	Lipper Pacific ex-Japan Funds Index 5 Years	Lipper Pacific ex-Japan Funds Index 10 Years
Total	Jul. 28, 1997	23.08%	11.31%	6.30%	22.79%	10.41%	5.85%	14.03%	8.82%	5.01%	Jul. 28, 1997	28.40%	11.78%	6.29%	Mar. 31, 2008	29.88%	12.30%	6.64%	Jul. 28, 1997	30.55%	12.86%	7.18%	May 23, 2011	30.57%	12.93%	7.27%	[1]	Apr. 04, 2017	30.62%	12.83%	[1]	7.03%	[1]	25.02%	13.58%	6.50%	37.38%	14.06%	7.33%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.